Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2021
T05-QTLY-0621
1.9584810.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 18.9%
Biotechnology – 18.9%
AbbVie, Inc.	820,602	$ 91,497,123
ACADIA Pharmaceuticals, Inc. (a)	55,383	1,138,674
Acceleron Pharma, Inc. (a)	23,764	2,969,787
Adverum Biotechnologies, Inc. (a)	26,631	103,861
Agenus, Inc. (a)	66,134	204,354
Agios Pharmaceuticals, Inc. (a)	29,192	1,628,914
Akebia Therapeutics, Inc. (a)	63,048	201,123
Akero Therapeutics, Inc. (a)	7,117	219,204
Akouos, Inc. (a)	6,386	90,809
Albireo Pharma, Inc. (a)	7,074	227,075
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alector, Inc. (a)	20,519	400,121
Alexion Pharmaceuticals, Inc. (a)	101,721	17,158,298
Alkermes PLC (a)	73,692	1,621,592
Allakos, Inc. (a)	12,179	1,328,972
Allogene Therapeutics, Inc. (a)	29,235	903,946
Allovir, Inc. (a)	6,070	143,434
Alnylam Pharmaceuticals, Inc. (a)	54,002	7,594,841
ALX Oncology Holdings, Inc. (a)	3,877	242,933
Amgen, Inc.	270,595	64,845,386
Amicus Therapeutics, Inc. (a)	108,491	1,067,551
AnaptysBio, Inc. (a)	11,328	264,509
Anika Therapeutics, Inc. (a)	7,023	282,184
Annexon, Inc. (a)	6,216	123,885
Apellis Pharmaceuticals, Inc. (a)	26,459	1,340,678
Applied Molecular Transport, Inc. (a)	4,892	281,241
Applied Therapeutics, Inc. (a)	7,119	131,844
Aprea Therapeutics, Inc. (a)	4,456	20,899
Arcturus Therapeutics Holdings, Inc. (a)	9,003	330,050
Arcus Biosciences, Inc. (a)	19,683	664,301
Arcutis Biotherapeutics, Inc. (a)	11,395	381,733
Ardelyx, Inc. (a)	27,879	203,795
Arena Pharmaceuticals, Inc. (a)	26,922	1,847,657
Arrowhead Pharmaceuticals, Inc. (a)	45,273	3,294,063
Assembly Biosciences, Inc. (a)	14,406	61,658
Atara Biotherapeutics, Inc. (a)	34,243	481,457
Athenex, Inc. (a)	25,806	103,482
Athersys, Inc. (a)	88,146	147,204
Atreca, Inc. Class A (a)	12,299	146,850
Avidity Biosciences, Inc. (a)	6,120	143,453
Avrobio, Inc. (a)	16,425	191,844
Beam Therapeutics, Inc. (a)	8,207	672,974
BioCryst Pharmaceuticals, Inc. (a)	81,400	947,089
Biogen, Inc. (a)	71,525	19,120,778
Biohaven Pharmaceutical Holding Co. Ltd. (a)	23,844	1,790,684
BioMarin Pharmaceutical, Inc. (a)	84,219	6,562,344
Bioxcel Therapeutics, Inc. (a)	6,780	230,317
Black Diamond Therapeutics, Inc. (a)	5,261	140,153

	Shares	Value

Bluebird Bio, Inc. (a)	30,511	$ 915,330
Blueprint Medicines Corp. (a)	24,609	2,370,339
Bridgebio Pharma, Inc. (a)	24,204	1,353,488
Calithera Biosciences, Inc. (a)	25,304	54,910
CareDx, Inc. (a)	21,684	1,714,554
Catalyst Pharmaceuticals, Inc. (a)	47,403	217,106
Celldex Therapeutics, Inc. (a)	18,238	553,159
CEL-SCI Corp. (a)	16,804	405,481
ChemoCentryx, Inc. (a)	22,485	1,086,700
Clovis Oncology, Inc. (a)	39,420	234,155
Coherus Biosciences, Inc. (a)	26,438	391,282
Constellation Pharmaceuticals, Inc. (a)	12,200	263,764
Cortexyme, Inc. (a)	6,934	271,605
Crinetics Pharmaceuticals, Inc. (a)	10,403	180,076
CRISPR Therapeutics AG (a)	27,427	3,600,342
Cue Biopharma, Inc. (a)	12,093	146,688
Cytokinetics, Inc. (a)	30,105	765,871
CytomX Therapeutics, Inc. (a)	23,894	223,648
Deciphera Pharmaceuticals, Inc. (a)	17,299	802,155
Denali Therapeutics, Inc. (a)	36,061	2,179,527
Dicerna Pharmaceuticals, Inc. (a)	29,571	922,320
Dynavax Technologies Corp. (a)	45,052	449,619
Eagle Pharmaceuticals, Inc. (a)	5,137	209,744
Editas Medicine, Inc. (a)	28,628	1,059,522
Emergent BioSolutions, Inc. (a)	20,850	1,271,433
Enanta Pharmaceuticals, Inc. (a)	7,955	403,637
Epizyme, Inc. (a)	33,238	259,589
Esperion Therapeutics, Inc. (a)	12,641	340,675
Exact Sciences Corp. (a)	73,917	9,743,739
Exelixis, Inc. (a)	144,292	3,552,469
Fate Therapeutics, Inc. (a)	32,419	2,833,096
FibroGen, Inc. (a)	37,786	843,384
Flexion Therapeutics, Inc. (a)	20,141	156,294
Forma Therapeutics Holdings, Inc. (a)	7,637	205,817
Frequency Therapeutics, Inc. (a)	11,785	136,824
G1 Therapeutics, Inc. (a)	12,987	273,636
Generation Bio Co. (a)	13,918	507,450
Geron Corp. (a)	144,736	209,867
Gilead Sciences, Inc.	582,647	36,980,605
Global Blood Therapeutics, Inc. (a)	25,774	1,051,064
Gossamer Bio, Inc. (a)	21,624	186,831
Halozyme Therapeutics, Inc. (a)	59,558	2,974,922
Heron Therapeutics, Inc. (a)	40,283	704,147
Homology Medicines, Inc. (a)	17,161	116,180
Horizon Therapeutics PLC (a)	102,587	9,706,782
IGM Biosciences, Inc. (a)	3,419	241,792
ImmunityBio, Inc. (a)	15,254	270,759
ImmunoGen, Inc. (a)	86,972	700,994
Immunovant, Inc. (a)	16,091	252,307
Incyte Corp. (a)	86,660	7,399,031
Inhibrx, Inc. (a)	4,392	93,681
Inovio Pharmaceuticals, Inc. (a)	96,088	654,359

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Insmed, Inc. (a)	47,559	$ 1,604,165
Intellia Therapeutics, Inc. (a)	21,916	1,682,491
Intercept Pharmaceuticals, Inc. (a)	12,206	241,435
Invitae Corp. (a)	81,952	2,860,125
Ionis Pharmaceuticals, Inc. (a)	61,799	2,646,233
Iovance Biotherapeutics, Inc. (a)	51,123	1,607,307
Ironwood Pharmaceuticals, Inc. (a)	70,810	781,742
iTeos Therapeutics, Inc. (a)	5,737	134,877
IVERIC bio, Inc. (a)	33,404	233,828
Kadmon Holdings, Inc. (a)	56,532	229,520
Karuna Therapeutics, Inc. (a)	5,590	620,546
Karyopharm Therapeutics, Inc. (a)	24,033	224,468
Keros Therapeutics, Inc. (a)	4,251	249,959
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,037	181,669
Kodiak Sciences, Inc. (a)	15,149	1,830,605
Krystal Biotech, Inc. (a)	5,996	476,322
Kura Oncology, Inc. (a)	25,531	687,550
Kymera Therapeutics, Inc. (a)	5,190	236,405
Ligand Pharmaceuticals, Inc. (a)	7,518	1,096,801
MacroGenics, Inc. (a)	24,818	803,110
Madrigal Pharmaceuticals, Inc. (a)	4,761	647,972
MeiraGTx Holdings PLC (a)	10,135	151,822
Mersana Therapeutics, Inc. (a)	25,975	413,782
Merus N.V. (a)	10,363	217,001
Mirati Therapeutics, Inc. (a)	16,326	2,713,708
Moderna, Inc. (a)	128,750	23,023,075
Molecular Templates, Inc. (a)	15,577	145,801
Morphic Holding, Inc. (a)	9,167	507,852
Myovant Sciences Ltd. (a)	16,932	353,879
Myriad Genetics, Inc. (a)	35,263	1,065,648
Natera, Inc. (a)	33,661	3,703,383
Neoleukin Therapeutics, Inc. (a)	12,700	158,623
Neurocrine Biosciences, Inc. (a)	41,255	3,898,185
NextCure, Inc. (a)	5,860	51,392
Nkarta, Inc. (a)	3,786	120,584
Novavax, Inc. (a)	29,634	7,021,184
Nurix Therapeutics, Inc. (a)	5,181	180,402
Opko Health, Inc. (a)	203,885	835,929
ORIC Pharmaceuticals, Inc. (a)	12,641	305,027
Passage Bio, Inc. (a)	10,964	205,685
Preciden, Inc. (a)	34,446	266,440
Precision BioSciences, Inc. (a)	16,987	157,809
Protagonist Therapeutics, Inc. (a)	17,062	493,774
Prothena Corp. PLC (a)	12,187	323,443
PTC Therapeutics, Inc. (a)	28,417	1,171,065
Puma Biotechnology, Inc. (a)	15,620	154,013
Radius Health, Inc. (a)	21,899	488,348
Rapt Therapeutics, Inc. (a)	7,436	163,146
Regeneron Pharmaceuticals, Inc. (a)	48,738	23,457,599

	Shares	Value

REGENXBIO, Inc. (a)	17,404	$ 603,745
Relay Therapeutics, Inc. (a)	12,607	399,768
Repare Therapeutics, Inc. (a)	4,286	140,152
Replimune Group, Inc. (a)	10,565	386,573
REVOLUTION Medicines, Inc. (a)	9,238	306,609
Rhythm Pharmaceuticals, Inc. (a)	15,980	344,529
Rigel Pharmaceuticals, Inc. (a)	82,486	306,848
Rocket Pharmaceuticals, Inc. (a)	14,219	651,799
Rubius Therapeutics, Inc. (a)	15,033	376,126
Sage Therapeutics, Inc. (a)	24,025	1,892,209
Sangamo Therapeutics, Inc. (a)	56,676	667,643
Sarepta Therapeutics, Inc. (a)	34,968	2,477,133
Scholar Rock Holding Corp. (a)	10,918	353,197
Seagen, Inc. (a)	58,665	8,433,680
Seres Therapeutics, Inc. (a)	29,931	622,864
Sorrento Therapeutics, Inc. (a)	103,647	853,015
Spectrum Pharmaceuticals, Inc. (a)	65,258	202,952
SpringWorks Therapeutics, Inc. (a)	9,057	650,836
Stoke Therapeutics, Inc. (a)	3,900	125,970
Syndax Pharmaceuticals, Inc. (a)	15,120	241,013
TCR2 Therapeutics, Inc. (a)	10,584	240,363
TG Therapeutics, Inc. (a)	48,789	2,181,356
Translate Bio, Inc. (a)	21,177	491,730
Travere Therapeutics, Inc. (a)	24,125	596,370
Turning Point Therapeutics, Inc. (a)	18,994	1,447,913
Twist Bioscience Corp. (a)	14,778	1,983,060
Ultragenyx Pharmaceutical, Inc. (a)	29,150	3,254,306
uniQure N.V. (a)	15,241	491,827
United Therapeutics Corp. (a)	20,656	4,163,423
Vanda Pharmaceuticals, Inc. (a)	25,309	420,129
Vaxart, Inc. (a)	51,087	550,718
Vaxcyte, Inc. (a)	7,112	132,070
VBI Vaccines, Inc. (a)	75,542	237,957
Veracyte, Inc. (a)	30,361	1,510,460
Vericel Corp. (a)	17,946	1,120,189
Vertex Pharmaceuticals, Inc. (a)	120,867	26,373,179
Viking Therapeutics, Inc. (a)	31,458	201,017
Voyager Therapeutics, Inc. (a)	11,199	53,979
XBiotech, Inc. (a)	6,208	106,033
Xencor, Inc. (a)	24,047	1,023,440
Xenon Pharmaceuticals, Inc. (a)	13,171	241,293
Y-mAbs Therapeutics, Inc. (a)	9,235	277,696
Zentalis Pharmaceuticals, Inc. (a)	8,407	498,703
ZIOPHARM Oncology, Inc. (a)	99,689	344,924
Zymeworks, Inc. (a)	16,138	524,808
TOTAL BIOTECHNOLOGY		495,287,047
HEALTH CARE EQUIPMENT & SUPPLIES – 26.5%
Health Care Equipment – 24.0%
Abbott Laboratories	823,803	98,922,264
ABIOMED, Inc. (a)	21,004	6,736,613
Accelerate Diagnostics, Inc. (a)	14,388	105,176

Quarterly Report	3

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Acutus Medical, Inc. (a)	3,916	$ 53,453
Alphatec Holdings, Inc. (a)	27,279	436,191
AngioDynamics, Inc. (a)	17,189	417,693
AtriCure, Inc. (a)	21,026	1,620,474
AxoGen, Inc. (a)	16,384	306,708
Axonics, Inc. (a)	10,161	639,432
Baxter International, Inc.	237,431	20,345,462
Becton Dickinson and Co.	134,808	33,541,578
Boston Scientific Corp. (a)	665,565	29,018,634
Cantel Medical Corp. (a)	17,786	1,563,567
Cardiovascular Systems, Inc. (a)	18,949	764,024
Co-Diagnostics, Inc. (a)	11,676	103,449
CONMED Corp.	13,351	1,881,823
CryoLife, Inc. (a)	18,129	529,004
CryoPort, Inc. (a)	18,389	1,040,266
Danaher Corp.	297,169	75,463,096
DexCom, Inc. (a)	44,634	17,233,187
Edwards Lifesciences Corp. (a)	289,689	27,671,093
Envista Holdings Corp. (a)	74,454	3,222,369
Glaukos Corp. (a)	18,888	1,778,494
Globus Medical, Inc. Class A (a)	35,437	2,543,313
Heska Corp. (a)	4,198	766,765
Hill-Rom Holdings, Inc.	31,060	3,423,433
Hologic, Inc. (a)	119,459	7,830,537
IDEXX Laboratories, Inc. (a)	39,648	21,766,356
Inari Medical, Inc. (a)	9,030	1,032,039
Inogen, Inc. (a)	8,818	576,609
Insulet Corp. (a)	30,644	9,046,722
Integer Holdings Corp. (a)	15,318	1,438,054
Integra LifeSciences Holdings Corp. (a)	33,416	2,475,457
Intersect ENT, Inc. (a)	14,244	310,662
Intuitive Surgical, Inc. (a)	54,640	47,263,600
iRhythm Technologies, Inc. (a)	13,389	1,042,468
LeMaitre Vascular, Inc.	8,319	436,498
LivaNova PLC (a)	22,669	1,923,918
Masimo Corp. (a)	24,310	5,656,208
Medtronic PLC	625,418	81,879,725
Mesa Laboratories, Inc.	2,256	560,954
Natus Medical, Inc. (a)	16,102	411,406
Nevro Corp. (a)	15,114	2,611,850
Novocure Ltd. (a)	40,267	8,218,495
NuVasive, Inc. (a)	23,976	1,713,085
Orthofix Medical, Inc. (a)	8,696	385,668
Penumbra, Inc. (a)	16,039	4,907,774
ResMed, Inc.	67,357	12,661,095
Shockwave Medical, Inc. (a)	12,699	2,075,779
Steris PLC	39,660	8,369,053
Stryker Corp.	157,203	41,286,224
Surmodics, Inc. (a)	6,299	336,933
Tactile Systems Technology, Inc. (a)	9,057	518,966

	Shares	Value

Tandem Diabetes Care, Inc. (a)	27,404	$ 2,518,428
Teleflex, Inc.	21,656	9,149,227
Vapotherm, Inc. (a)	6,482	142,604
Varex Imaging Corp. (a)	18,016	427,700
ViewRay, Inc. (a)	48,070	231,217
Zimmer Biomet Holdings, Inc.	96,344	17,068,303
Zynex, Inc. (a)	8,602	127,052
		626,528,227
Health Care Supplies – 2.5%
Align Technology, Inc. (a)	34,817	20,734,568
Atrion Corp.	693	442,550
Avanos Medical, Inc. (a)	22,013	951,182
BioLife Solutions, Inc. (a)	12,102	422,360
Cerus Corp. (a)	79,543	485,212
DENTSPLY SIRONA, Inc.	101,713	6,866,645
Haemonetics Corp. (a)	23,617	1,588,479
ICU Medical, Inc. (a)	9,203	1,916,709
Lantheus Holdings, Inc. (a)	29,530	699,861
Meridian Bioscience, Inc. (a)	20,263	396,749
Merit Medical Systems, Inc. (a)	23,375	1,486,650
Neogen Corp. (a)	24,682	2,369,719
OraSure Technologies, Inc. (a)	32,725	299,434
OrthoPediatrics Corp. (a)	5,728	335,088
Quidel Corp. (a)	17,634	1,847,867
Quotient Ltd. (a)	36,801	144,260
SI-BONE, Inc. (a)	12,721	451,595
Silk Road Medical, Inc. (a)	12,683	775,439
SmileDirectClub, Inc. (a)	28,804	306,330
STAAR Surgical Co. (a)	15,969	2,187,913
The Cooper Cos., Inc.	24,793	10,187,196
West Pharmaceutical Services, Inc.	34,362	11,288,604
		66,184,410
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		692,712,637
HEALTH CARE PROVIDERS & SERVICES – 19.2%
Health Care Distributors – 1.5%
AmerisourceBergen Corp.	71,203	8,601,322
Cardinal Health, Inc.	136,383	8,229,350
Covetrus, Inc. (a)	53,232	1,525,097
Henry Schein, Inc. (a)	66,212	4,800,370
McKesson Corp.	74,632	13,997,978
Owens & Minor, Inc.	33,833	1,221,033
Patterson Cos., Inc.	40,596	1,304,756
PetIQ, Inc. (a)	10,293	438,482
		40,118,388
Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)	37,291	2,271,768
Brookdale Senior Living, Inc. (a)	82,057	536,653
Community Health Systems, Inc. (a)	41,830	466,404
Encompass Health Corp.	46,221	3,922,314
Hanger, Inc. (a)	17,624	439,366
HCA Healthcare, Inc.	125,822	25,297,771
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Facilities – continued
National HealthCare Corp.	5,700	$ 400,767
Select Medical Holdings Corp. (a)	50,111	1,890,187
Surgery Partners, Inc. (a)	14,843	715,433
Tenet Healthcare Corp. (a)	41,441	2,455,794
The Ensign Group, Inc.	23,804	2,043,573
The Pennant Group, Inc. (a)	12,741	514,991
Universal Health Services, Inc. Class B	36,199	5,372,294
US Physical Therapy, Inc.	6,014	676,274
		47,003,589
Health Care Services – 5.4%
1Life Healthcare, Inc. (a)	24,675	1,073,609
Accolade, Inc. (a)	6,407	321,311
Addus HomeCare Corp. (a)	6,953	735,627
Amedisys, Inc. (a)	15,254	4,116,292
AMN Healthcare Services, Inc. (a)	21,935	1,739,446
Apollo Medical Holdings, Inc. (a)	13,683	406,248
Castle Biosciences, Inc. (a)	8,414	580,818
Chemed Corp.	7,414	3,533,587
Cigna Corp.	167,919	41,813,510
CorVel Corp. (a)	4,656	544,799
CVS Health Corp.	608,390	46,480,996
DaVita, Inc. (a)	36,355	4,236,448
Fulgent Genetics, Inc. (a)	6,196	477,216
Guardant Health, Inc. (a)	34,806	5,533,458
Laboratory Corp. of America Holdings (a)	45,272	12,036,467
LHC Group, Inc. (a)	13,950	2,905,366
MEDNAX, Inc. (a)	39,917	1,050,615
ModivCare, Inc. (a)	6,207	869,477
National Research Corp.	6,497	333,296
Ontrak, Inc. (a)	3,179	103,763
Option Care Health, Inc. (a)	16,725	319,113
Premier, Inc. Class A	56,884	2,010,849
Quest Diagnostics, Inc.	62,640	8,260,963
R1 RCM, Inc. (a)	46,191	1,260,090
RadNet, Inc. (a)	20,379	455,267
Tivity Health, Inc. (a)	15,987	386,566
		141,585,197
Managed Health Care – 10.5%
Anthem, Inc.	115,598	43,856,725
Centene Corp. (a)	269,493	16,638,498
HealthEquity, Inc. (a)	35,788	2,718,814
Humana, Inc.	61,513	27,388,048
Magellan Health, Inc. (a)	10,641	1,002,382
Molina Healthcare, Inc. (a)	27,634	7,049,434
Progyny, Inc. (a)	7,976	453,914
Triple-S Management Corp. Class B (a)	11,248	266,690

	Shares	Value

UnitedHealth Group, Inc.	441,017	$ 175,877,580
		275,252,085
TOTAL HEALTH CARE PROVIDERS & SERVICES		503,959,259
HEALTH CARE TECHNOLOGY – 2.1%
Health Care Technology – 2.1%
Allscripts Healthcare Solutions, Inc. (a)	73,268	1,140,050
Cerner Corp.	142,505	10,695,000
Change Healthcare, Inc. (a)	106,134	2,435,775
Computer Programs & Systems, Inc.	6,520	195,731
Evolent Health, Inc. Class A (a)	35,679	772,807
Health Catalyst, Inc. (a)	7,888	456,715
HealthStream, Inc. (a)	12,707	307,001
Inovalon Holdings, Inc. Class A (a)	34,473	1,041,429
Inspire Medical Systems, Inc. (a)	11,319	2,680,566
NextGen Healthcare, Inc. (a)	24,694	452,147
Omnicell, Inc. (a)	19,621	2,845,438
Phreesia, Inc. (a)	20,563	1,064,135
Schrodinger, Inc. (a)	18,420	1,404,341
Simulations Plus, Inc.	7,342	463,574
Tabula Rasa HealthCare, Inc. (a)	10,693	508,559
Teladoc Health, Inc. (a)	53,903	9,290,182
Veeva Systems, Inc. Class A (a)	63,086	17,818,641
Vocera Communications, Inc. (a)	15,322	554,197
TOTAL HEALTH CARE TECHNOLOGY		54,126,288
LIFE SCIENCES TOOLS & SERVICES – 9.6%
Life Sciences Tools & Services – 9.6%
10X Genomics, Inc. Class A (a)	29,738	5,882,176
Adaptive Biotechnologies Corp. (a)	41,174	1,712,838
Agilent Technologies, Inc.	143,304	19,151,147
Avantor, Inc. (a)	242,212	7,760,473
Bio-Rad Laboratories, Inc. Class A (a)	10,328	6,507,983
Bio-Techne Corp.	17,946	7,671,736
Bruker Corp.	49,816	3,413,392
Charles River Laboratories International, Inc. (a)	23,121	7,686,577
Codexis, Inc. (a)	26,290	609,402
Fluidigm Corp. (a)	33,278	166,723
Illumina, Inc. (a)	67,861	26,658,515
IQVIA Holdings, Inc. (a)	89,116	20,914,634
Luminex Corp.	20,194	740,918
Medpace Holdings, Inc. (a)	13,266	2,250,975
Mettler-Toledo International, Inc. (a)	11,060	14,525,319
NanoString Technologies, Inc. (a)	20,436	1,628,136
NeoGenomics, Inc. (a)	48,755	2,388,507
Pacific Biosciences of California, Inc. (a)	82,485	2,462,177
PerkinElmer, Inc.	52,115	6,755,668
Personalis, Inc. (a)	12,930	318,595
PPD, Inc. (a)	56,945	2,630,859
PRA Health Sciences, Inc. (a)	29,817	4,976,159

Quarterly Report	5

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Quanterix Corp. (a)	13,045	$ 797,571
Repligen Corp. (a)	23,235	4,919,082
Syneos Health, Inc. (a)	28,955	2,456,832
Thermo Fisher Scientific, Inc.	184,219	86,625,300
Waters Corp. (a)	28,845	8,649,750
TOTAL LIFE SCIENCES TOOLS & SERVICES		250,261,444
PHARMACEUTICALS – 23.5%
Pharmaceuticals – 23.5%
Aerie Pharmaceuticals, Inc. (a)	18,607	318,738
Amneal Pharmaceuticals, Inc. (a)	44,041	242,666
Amphastar Pharmaceuticals, Inc. (a)	17,973	312,730
ANI Pharmaceuticals, Inc. (a)	4,424	147,231
Antares Pharma, Inc. (a)	71,977	272,793
Arvinas, Inc. (a)	14,256	982,809
Axsome Therapeutics, Inc. (a)	13,030	787,794
BioDelivery Sciences International, Inc. (a)	38,197	132,162
Bristol-Myers Squibb Co.	1,050,345	65,562,535
Cara Therapeutics, Inc. (a)	21,952	284,278
Catalent, Inc. (a)	76,552	8,609,803
Collegium Pharmaceutical, Inc. (a)	14,244	317,641
Corcept Therapeutics, Inc. (a)	51,287	1,168,831
Cymabay Therapeutics, Inc. (a)	22,483	97,351
Durect Corp. (a)	92,470	175,693
Elanco Animal Health, Inc. (a)	196,979	6,246,204
Eli Lilly & Co.	400,162	73,137,609
Endo International PLC (a)	108,365	620,931
Innoviva, Inc. (a)	30,993	354,870
Intra-Cellular Therapies, Inc. (a)	33,377	1,149,170
Jazz Pharmaceuticals PLC (a)	25,863	4,251,877
Johnson & Johnson	1,223,620	199,119,683
Kala Pharmaceuticals, Inc. (a)	15,440	119,351
Merck & Co., Inc.	1,175,973	87,609,988
Nektar Therapeutics (a)	83,948	1,646,220
Ocular Therapeutix, Inc. (a)	28,283	519,842
Odonate Therapeutics, Inc. (a)	8,833	29,591
Omeros Corp. (a)	25,690	453,685
Pacira BioSciences, Inc. (a)	19,148	1,209,771
Perrigo Co. PLC	63,442	2,641,090
Pfizer, Inc.	2,583,572	99,855,058
Phathom Pharmaceuticals, Inc. (a)	3,420	131,738
Phibro Animal Health Corp. Class A	9,711	238,114

	Shares	Value

Pliant Therapeutics, Inc. (a)	4,971	$ 166,529
Prestige Consumer Healthcare, Inc. (a)	23,477	1,022,658
Provention Bio, Inc. (a)	21,816	156,857
Reata Pharmaceuticals, Inc. Class A (a)	11,362	1,152,107
Relmada Therapeutics, Inc. (a)	5,676	218,867
Revance Therapeutics, Inc. (a)	27,666	805,634
Royalty Pharma PLC Class A	81,004	3,564,176
SIGA Technologies, Inc. (a)	24,895	178,497
Supernus Pharmaceuticals, Inc. (a)	24,787	754,764
TherapeuticsMD, Inc. (a)	171,569	207,598
Theravance Biopharma, Inc. (a)	20,555	405,756
Tilray, Inc. Class 2 (a)	58,380	1,070,689
Tricida, Inc. (a)	13,998	65,091
Viatris, Inc. (a)	572,371	7,612,534
WaVe Life Sciences Ltd. (a)	13,725	84,409
Zoetis, Inc.	220,907	38,223,538
Zogenix, Inc. (a)	24,469	462,219
TOTAL PHARMACEUTICALS		614,899,770
TOTAL COMMON STOCKS (Cost $1,972,930,882)		2,611,246,445
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $3,804,000)	3,804,000	3,804,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,976,734,882)		2,615,050,445
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%		2,426,281
NET ASSETS – 100.0%		$ 2,617,476,726

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $305,500 of cash collateral to cover margin requirements for futures contracts.
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	June 2021	$ 678,450	$ 5,980	$ 5,980
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	41	June 2021	5,011,430	158,725	158,725
Total Equity Index Contracts					$164,705
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
8	Quarterly Report